EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 86.6%

SECURITY                                  SHARES         VALUE
---------------------------------------------------------------------
Aerospace and Defense -- 1.6%
---------------------------------------------------------------------
Embraer - Empresa Brasileira de
Aeronautica S.A. ADR                            20,000   $    318,000
Aircraft manufacturer
---------------------------------------------------------------------
                                                         $    318,000
---------------------------------------------------------------------
Automotive -- 0.6%
---------------------------------------------------------------------
Tata Engineering and Locomotive Co.,
Ltd. GDR(1)                                     34,482   $    117,928
Indian auto producer and distributor
---------------------------------------------------------------------
                                                         $    117,928
---------------------------------------------------------------------
Banks and Money Services -- 10.0%
---------------------------------------------------------------------
Hansabank Ltd.                                  44,654   $    748,215
Financial institution in the Baltic
States
HDFC Bank Ltd. ADR(1)                           19,300        259,778
A private sector bank in India
Kiatnakin Finance Public Co., Ltd.             326,000        245,539
Non-bank lender in Thailand
Kookmin Bank                                    11,800        417,858
Korean bank
OTP Bank Rt. GDR                                17,210        337,316
Bank in Hungary
---------------------------------------------------------------------
                                                         $  2,008,706
---------------------------------------------------------------------
Beverages -- 1.5%
---------------------------------------------------------------------
Grupo Continental SA                           183,451   $    299,296
The company manufactures, markets, and
distributes non-alcoholic beverages
bearing trademarks of the Coca-Cola
Company
---------------------------------------------------------------------
                                                         $    299,296
---------------------------------------------------------------------
Chemicals -- 2.0%
---------------------------------------------------------------------
Reliance Industries Ltd.                        33,100   $    409,612
A major player in the Indian
petrochemicals sector
---------------------------------------------------------------------
                                                         $    409,612
---------------------------------------------------------------------
Computers -- 1.6%
---------------------------------------------------------------------
Advantech Co., Ltd.                            177,000   $    319,264
Industrial automation, network computing
and embedded computing
---------------------------------------------------------------------
                                                         $    319,264
---------------------------------------------------------------------
SECURITY                                  SHARES         VALUE
---------------------------------------------------------------------
Conglomerates -- 4.5%
---------------------------------------------------------------------
Asian Property Development Public Co.,
Ltd.(1)                                        267,000   $    259,884
Property development company in Thailand
which deals with residential property in
Bangkok
Italian-Thai Development Public
Company Ltd.(1)                                470,000        247,254
Construction company
SP Setia                                       616,500        397,480
Prime developer with projects located in
fast growing areas such as Selangor,
Johor and Kuala Lumpur
---------------------------------------------------------------------
                                                         $    904,618
---------------------------------------------------------------------
Drugs -- 0.9%
---------------------------------------------------------------------
EGIS Rt.                                         2,875   $    177,666
Generic drug maker
---------------------------------------------------------------------
                                                         $    177,666
---------------------------------------------------------------------
Electric - Integrated -- 3.8%
---------------------------------------------------------------------
CLP Holdings Ltd.                               85,000   $    342,243
Power supplier for nearly 75% of Hong
Kong population
Hong Kong Electric                             114,000        431,234
Generates and supplies electricity and
provides engineering consultancy and
project
management services
---------------------------------------------------------------------
                                                         $    773,477
---------------------------------------------------------------------
Engineering -- 1.6%
---------------------------------------------------------------------
Gamuda                                         223,000   $    322,763
A Malaysian company which manufactures
and supplies road surfacing materials,
operates quarry and road laying projects
---------------------------------------------------------------------
                                                         $    322,763
---------------------------------------------------------------------
Food and Beverages -- 7.4%
---------------------------------------------------------------------
Fomento Economico Mexicano S.A.
de C.V. ADR                                     14,500   $    528,090
Mexican conglomerate with interests in
the beer consumption market, Coca-Cola
FEMSA, convenience store chains, and
beverage & seafood cans
Hite Brewery Co., Ltd.                           8,100        335,323
Korean brewer
President Chain Store Corp.                    158,766        240,555
Taiwanese operator of 7-11 convenience
stores and other consumer businesses
Vina Concha y Toro ADR                          11,500        388,930
Wine producer/exporter
---------------------------------------------------------------------
                                                         $  1,492,898
---------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                  SHARES         VALUE
---------------------------------------------------------------------
Healthcare Products -- 1.8%
---------------------------------------------------------------------
Pihsiang Machinery Mfg. Co., Ltd.              120,000   $    354,978
Manufacturer of medical equipment
including wheelchairs
---------------------------------------------------------------------
                                                         $    354,978
---------------------------------------------------------------------
Household Products -- 1.5%
---------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V.          129,000   $    295,016
Pulp and household paper provider
---------------------------------------------------------------------
                                                         $    295,016
---------------------------------------------------------------------
Insurance -- 5.6%
---------------------------------------------------------------------
China Insurance International Holdings
Co., Ltd.                                    1,168,000   $    595,341
China Insurance focuses on reinsurance
and insurance brokerage business
Samsung Fire & Marine Insurance Co.,
Ltd.                                             9,650        527,229
Korean non-life insurance company
---------------------------------------------------------------------
                                                         $  1,122,570
---------------------------------------------------------------------
Leisure and Tourism -- 1.6%
---------------------------------------------------------------------
Genting Berhad                                  94,200   $    332,179
Tourism/Gaming company
---------------------------------------------------------------------
                                                         $    332,179
---------------------------------------------------------------------
Machinery -- 2.4%
---------------------------------------------------------------------
Siam Cement Co. Ltd.                            16,700   $    483,778
Industrial and building material
producer in Thailand
---------------------------------------------------------------------
                                                         $    483,778
---------------------------------------------------------------------
Mining -- 11.9%
---------------------------------------------------------------------
Antofagasta PLC                                 39,600   $    398,376
Chilian copper mining company
Gold Fields Ltd.                                49,600        693,897
South African gold producer
Harmony Gold Mining Co. Ltd.                    49,279        845,226
A mining company that produces gold
Highland Gold Mining Ltd.(1)                   135,507        461,307
Russian gold mining company
---------------------------------------------------------------------
                                                         $  2,398,806
---------------------------------------------------------------------
Office Automation and Equipment -- 3.1%
---------------------------------------------------------------------
Sindo Ricoh Co.                                 11,200   $    618,524
Manufacturer of photocopiers and other
office equipment
---------------------------------------------------------------------
                                                         $    618,524
---------------------------------------------------------------------
SECURITY                                  SHARES         VALUE
---------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 3.9%
---------------------------------------------------------------------
OAO Gazprom ADR                                 28,100   $    331,580
Large natural gas company in terms of
reserves, transportation and production,
and a major supplier of natural gas to
Europe
Yukos ADR                                        3,300        462,759
Produces, explores and refines oil and
gas reserves in Russia
---------------------------------------------------------------------
                                                         $    794,339
---------------------------------------------------------------------
Oil Companies - Exploration & Production -- 3.3%
---------------------------------------------------------------------
CNOOC Ltd.                                     321,000   $    417,789
Explores, develops and produces crude
oil and natural gas in Hong Kong
Teton Petroleum Co.(1)(2)                    1,057,269        240,000
Russian oil exploration and production
company
---------------------------------------------------------------------
                                                         $    657,789
---------------------------------------------------------------------
Publishing -- 1.4%
---------------------------------------------------------------------
Hurriyet Gazetecilik ve Matbaacilik
A.S.(1)                                    111,523,000   $    290,930
Turkey's most widely read newspaper
---------------------------------------------------------------------
                                                         $    290,930
---------------------------------------------------------------------
Retail -- 1.6%
---------------------------------------------------------------------
Wal-Mart de Mexico S.A.                        140,000   $    319,770
A major retailer in food, clothing, and
other merchandise, under a variety of
store formats
---------------------------------------------------------------------
                                                         $    319,770
---------------------------------------------------------------------
Semiconductor Components / Integrated
Circuits -- 2.2%
---------------------------------------------------------------------
KEC Corp.                                       13,500   $    455,293
Manufactures electrical goods and
produces signal and power transistors
and other components used in mobile
phones and automobiles
---------------------------------------------------------------------
                                                         $    455,293
---------------------------------------------------------------------
Telephone - Integrated -- 7.3%
---------------------------------------------------------------------
AS Eesti Telekom GDR                            30,000   $    558,000
Estonia's fixed line and mobile telecom
provider
Mobile Telesystems ADR(1)                       10,298        382,468
Provides telecommunication services
including Internet and network services
in Russia
PT Telekomunikasi Indonesia                  1,240,000        533,408
Indonesia's fixed line operation
---------------------------------------------------------------------
                                                         $  1,473,876
---------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                  SHARES         VALUE
---------------------------------------------------------------------
Tobacco -- 3.5%
---------------------------------------------------------------------
British American Tobacco Malaysia Berhad        33,600   $    313,895
Tobacco producers (part of BAT group)
Companhia Souza Cruz S.A.                       78,620        395,765
Tobacco producers (part of BAT group)
---------------------------------------------------------------------
                                                         $    709,660
---------------------------------------------------------------------
Total Common Stocks
   (identified cost $14,527,429)                         $ 17,451,736
---------------------------------------------------------------------

PREFERRED STOCKS -- 1.3%

SECURITY                                  SHARES         VALUE
---------------------------------------------------------------------
Automotive -- 1.3%
---------------------------------------------------------------------
Hyundia Motor Co., Ltd.                         26,000   $    263,058
Car manufacturer
---------------------------------------------------------------------
                                                         $    263,058
---------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $288,257)                            $    263,058
---------------------------------------------------------------------

WARRANTS -- 0.0%

SECURITY                                  SHARES         VALUE
---------------------------------------------------------------------
Oil Companies - Exploration & Production -- 0.0%
---------------------------------------------------------------------
Teton Petroleum Co.(1)(2)                      960,000   $          0
Russian oil exploration and production
company
---------------------------------------------------------------------
                                                         $          0
---------------------------------------------------------------------
Total Warrants
   (identified cost $0)                                  $          0
---------------------------------------------------------------------
Total Investments -- 87.9%
   (identified cost $14,815,686)                         $ 17,714,794
---------------------------------------------------------------------
Other Assets, Less Liabilities -- 12.1%                  $  2,437,412
---------------------------------------------------------------------
Net Assets -- 100.0%                                     $ 20,152,206
---------------------------------------------------------------------

 Company descriptions are unaudited.

 ADR - American Depositary Receipt

 GDR - Global Depository Receipt.

 (1)  Non-income producing security.
 (2)  Priced by adviser.

                       SEE NOTES TO FINANCIAL STATEMENTS

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
-------------------------------------------------------------------
Brazil                                            3.5%   $  713,765
India                                             3.9       787,318
Estonia                                           6.5     1,306,215
Thailand                                          6.1     1,236,455
Republic of Korea                                13.0     2,617,285
Hungary                                           2.6       514,982
Mexico                                            7.2     1,442,172
Taiwan                                            4.5       914,797
Malaysia                                          6.8     1,366,317
Hong Kong                                         8.9     1,786,607
Chile                                             1.9       388,930
United Kingdom                                    4.3       859,683
South Africa                                      7.6     1,539,123
Russia                                            5.9     1,176,807
United States                                     1.2       240,000
Turkey                                            1.4       290,930
Indonesia                                         2.6       533,408

                       SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2002
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $14,815,686)         $17,714,794
Cash                                        2,416,661
Foreign currency, at value
   (identified cost, $34,816)                  34,846
Receivable from the Administrator               1,300
Interest and dividends receivable              14,599
Tax reclaim receivable                            396
Prepaid expenses                                   44
-----------------------------------------------------
TOTAL ASSETS                              $20,182,640
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable to affiliate for Trustees' fees   $     1,275
Accrued expenses                               29,159
-----------------------------------------------------
TOTAL LIABILITIES                         $    30,434
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $20,152,206
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $17,253,006
Net unrealized appreciation (computed on
   the basis of identified cost)            2,899,200
-----------------------------------------------------
TOTAL                                     $20,152,206
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2002
Investment Income
----------------------------------------------------
Dividends (net of foreign taxes,
   $43,613)                               $  351,919
Interest                                       8,990
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $  360,909
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  134,146
Administration fee                            44,668
Trustees' fees and expenses                    5,092
Custodian fee                                 93,959
Legal and accounting services                 54,718
Miscellaneous                                  4,691
----------------------------------------------------
TOTAL EXPENSES                            $  337,274
----------------------------------------------------
Deduct --
   Waiver of investment adviser fee and
      reimbursement of expenses
      by the Investment Adviser           $   52,055
   Waiver of administration fee and
      reimbursement of expenses
      by the Administrator                    27,183
----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $   79,238
----------------------------------------------------

NET EXPENSES                              $  258,036
----------------------------------------------------

NET INVESTMENT INCOME                     $  102,873
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)
      (net of foreign taxes, $34,178)     $ (455,082)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                  (67,187)
----------------------------------------------------
NET REALIZED LOSS                         $ (522,269)
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $1,139,761
   Foreign currency and forward foreign
      currency exchange contracts              5,361
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $1,145,122
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  622,853
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  725,726
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2002  DECEMBER 31, 2001
------------------------------------------------------------------------------
From operations --
   Net investment income                  $         102,873  $         108,602
   Net realized loss                               (522,269)          (519,134)
   Net change in unrealized appreciation
      (depreciation)                              1,145,122            454,871
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $         725,726  $          44,339
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      22,230,752  $       2,182,206
   Withdrawals                                  (16,400,883)        (3,489,136)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $       5,829,869  $      (1,306,930)
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $       6,555,595  $      (1,262,591)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $      13,596,611  $      14,859,202
------------------------------------------------------------------------------
AT END OF YEAR                            $      20,152,206  $      13,596,611
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                                  YEAR ENDED DECEMBER 31,
                                  -------------------------------------------------------
                                    2002        2001        2000        1999       1998
-----------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                      1.44%       1.93%       1.69%       1.42%      1.71%
   Net expenses after
      custodian fee reduction        1.44%       1.69%       1.38%       1.35%      1.41%
   Net investment income
      (loss)                         0.57%       0.78%      (0.56)%      0.45%      0.37%
Portfolio Turnover                     76%        125%         65%         95%       117%
-----------------------------------------------------------------------------------------
TOTAL RETURN(1)                      7.30%       1.03%         --          --         --
-----------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $20,152     $13,597     $14,859     $14,472     $7,877
-----------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and/or administration fee, an allocation of expenses to the Investment
   Adviser and/or Administrator, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                          1.88%                   1.76%       2.42%      1.87%
   Expenses after custodian
      fee reduction                  1.88%                   1.45%       2.35%      1.57%
   Net investment income
      (loss)                         0.13%                  (0.63)%     (0.55)%     0.21%
-----------------------------------------------------------------------------------------

 (1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Emerging Markets Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Portfolio's objective is to achieve long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in equity securities (primarily common stocks) of companies located in emerging market countries, which are those considered to be developing. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2002, Eaton Vance Emerging Markets Fund held an approximate 86% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable or are considered unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Federal Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed.

 F Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 G Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2002, the adviser fee was 0.75% of average daily net assets and amounted to $134,146. To reduce the net operating loss of the Portfolio, the investment adviser waived $39,036 of its investment advisor fee and was allocated $13,019 of the Portfolio's operating expenses. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administrating the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2002, the administration fee was 0.25% of average daily net assets and amounted to $44,668. To reduce the net operating loss of the Portfolio, the manager waived $18,503 of its administration fee and was allocated $8,680 of the Portfolio's operating expenses. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $16,058,380 and $12,468,399, respectively, for the year ended December 31, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 14,815,686
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,835,854
    Gross unrealized depreciation                 (936,746)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,899,108
    ------------------------------------------------------

   The net appreciation on foreign currency is $92.

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended
   December 31, 2002.

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 2002, there were no obligations under these financial instruments outstanding.

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF EMERGING MARKETS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Emerging Markets Portfolio (the Portfolio), including the portfolio of investments, as of December 31, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Emerging Markets Portfolio as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 7, 2003

EATON VANCE EMERGING MARKETS FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Eaton Vance Special Investment Trust (the Trust) and Emerging Markets Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is the Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" means Eaton Vance Corporation, "EV" means Eaton Vance, Inc., "EVM" means Eaton Vance Management, "BMR" means Boston Management and Research, "EVD" means Eaton Vance Distributors, Inc., "LGM" means Lloyd George Management (B.V.I.) Limited and "Lloyd George" means Lloyd George Investment Management (Bermuda) Limited. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Lloyd George is a wholly-owned subsidiary of LGM.

INTERESTED TRUSTEE(S)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.              Trustee of          Since 1998      President and Chief              185                    None
 Bibliowicz              the Trust                           Executive Officer of
 11/28/59                                                    National Financial
                                                             Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             advisor) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes       Trustee of the      Trustee of the    Chairman, President and          190              Director of EVC
 11/9/41               Trust and the     Trust since 1989;   Chief Executive Officer
                      Portfolio; Vice     Trustee and Vice   of EVC, EV, EVM and
                      President of the    President of the   BMR; Director of EV;
                         Portfolio        Portfolio since    Vice President and
                                                1994         Director of EVD.
                                                             Trustee and/or officer
                                                             of 190 registered
                                                             investment companies in
                                                             the EVM Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Fund and
                                                             the Portfolio.

 Hon. Robert Lloyd      Trustee and          Since 1994      Chief Executive Officer           5                     None
 George               President of the                       of LGM and Lloyd
 8/13/52                 Portfolio                           George. Mr. Lloyd
                                                             George is an interested
                                                             person because of his
                                                             positions with LGM and
                                                             Lloyd George, which are
                                                             affiliates of the
                                                             Portfolio.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Edward K.Y. Chen        Trustee of          Since 1994      President of Lingnan              5            Director of First
 1/14/45               the Portfolio                         University in Hong                             Pacific Company, Asia
                                                             Kong.                                          Satellite
                                                                                                            Telecommunications
                                                                                                            Holdings Ltd. and Wharf
                                                                                                            Holdings Limited
                                                                                                            (property management
                                                                                                            and communications)

 Donald R. Dwight         Trustee          Trustee of the    President of Dwight              190           Trustee/Director of the
 3/26/31                                 Trust since 1989;   Partners, Inc.                                 Royce Funds (mutual
                                          of the Portfolio   (corporate relations                           funds) consisting of 17
                                             since 1996      and communications                             portfolios
                                                             company).

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  190           Director of Tiffany &
 III 2/23/35                             Trust since 1989;   Professor of Investment                        Co. (specialty retailer)
                                          of the Portfolio   Banking Emeritus,                              and Telect, Inc.
                                             since 1994      Harvard University                             (telecommunication
                                                             Graduate School of                             services company)
                                                             Business
                                                             Administration.

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               190                   None
 9/21/35                                 Trust since 1989;   Corporation (an
                                          of the Portfolio   investment and
                                             since 1996      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).
 Lynn A. Stout           Trustee of          Since 1998      Professor of Law,                185                   None
 9/14/57                 the Trust                           University of
                                                             California at Los
                                                             Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center
 Jack L. Treynor         Trustee of          Since 1989      Investment Adviser and           170                   None
 2/21/30                 the Trust                           Consultant.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)
                          WITH THE            TERM OF
                         TRUST AND           OFFICE AND
      NAME AND              THE              LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH         PORTFOLIO            SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 Thomas E. Faust      President of the       Since 2002      Executive Vice President of
 Jr.                       Trust                             EVM, BMR, EVC and EV; Chief
 5/31/58                                                     Investment Officer of EVM and
                                                             BMR and Director of EVC. Chief
                                                             Executive Officer of Belair
                                                             Capital Fund LLC, Belcrest
                                                             Capital Fund LLC, Belmar
                                                             Capital Fund LLC and Belport
                                                             Capital Fund LLC (private
                                                             investment companies sponsored
                                                             by EVM). Officer of 50
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.
 Duke E. Laflamme    Vice President of       Since 2001      Vice President of EVM and BMR.
 7/8/69                  the Trust                           Officer of 12 registered
                                                             investment companies managed
                                                             by EVM or BMR.
 William Walter      Vice President of       Since 1994      Director, Finance Director and
 Raleigh Kerr          the Portfolio                         Chief Operating Officer of
 8/17/50                                                     Lloyd George. Director of LGM.
                                                             Officer of 4 registered
                                                             investment companies managed
                                                             by EVM or BMR.
 Thomas H. Luster    Vice President of       Since 2002      Vice President of EVM and BMR.
 4/8/62                  the Trust                           Officer of 14 registered
                                                             investment companies managed
                                                             by EVM or BMR.
 Edward E. Smiley,   Vice President of       Since 1996      Vice President of EVM and BMR.
 Jr.                     the Trust                           Officer of 36 registered
 10/5/44                                                     investment companies managed
                                                             by EVM or BMR.
 Alan R. Dynner          Secretary           Since 1997      Vice President, Secretary and
 10/10/40                                                    Chief Legal Officer of BMR,
                                                             EVM, EVD, EV and EVC. Officer
                                                             of 190 registered investment
                                                             companies managed by EVM or
                                                             BMR.
 Kristin S.             Treasurer of       Since 2002(2)     Assistant Vice President of
 Anagnost              the Portfolio                         EVM and BMR. Officer of 109
 6/12/65                                                     registered investment
                                                             companies managed by EVM or
                                                             BMR.
 James L. O'Connor   Treasurer of Trust      Since 1989      Vice President of BMR, EVM and
 4/1/45                                                      EVD. Officer of 112 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2)  Prior to 2002, Ms. Anagnost served as Assistant Treasurer since 1998.

The SAI for the Fund includes additional information about the Trustee and officers of the Fund and the Portfolio and can be obtained without charge calling 1-800-225-6265.